Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	2 Months Ended	3 Months Ended								6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Operating expenses:
Professional fees, formation costs and other expenses	$ 79,538	$ 4,415,081	$ 211,475	$ 137,687	$ 166,288	$ 288,600	$ 157,434	$ 94,400	$ 45,000	$ 4,575,958	$ 454,888	$ 376,372	$ 804,050
Loss from operations		(4,415,081)	(211,475)	(137,687)	(166,288)	(288,600)				(4,575,958)	(454,888)	(376,372)	(804,050)
Interest income		2,571,416	2,384,139	2,069,168	1,801,259	1,414,985				5,105,671	3,216,244	0	7,669,551
Net (loss) income attributable to ordinary shares	$ (79,538)	$ (1,843,665)	$ 2,172,664	$ 1,931,481	$ 1,634,971	$ 1,126,385	$ (157,434)	$ (94,400)	$ (45,000)	$ 529,713	$ 2,761,356	$ (376,372)	$ 6,865,501
Net (loss) income per ordinary share:
Basic and diluted	$ (0.01)	$ (0.03)	$ 0.04	$ 0.03	$ 0.03	$ 0.02				$ 0.01	$ 0.05	$ (0.01)	$ 0.12
Weighted average ordinary shares outstanding:
Basic and diluted	9,500,000	56,250,000	56,250,000	56,250,000	56,250,000	56,250,000	56,250,000	56,369,565	11,994,505	56,250,000	56,250,000	37,038,941	56,250,000